Financial instruments - Significant exchange and spot rates applied (Details) - Foreign currency risk - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Euro
Financial instruments
Annual change (as a percent)	14.00%	(3.72%)
Reporting date spot rate	1.20	1.05
NIS
Financial instruments
Annual change (as a percent)	10.95%	1.18%
Reporting date spot rate	0.29	0.26
CHF
Financial instruments
Annual change (as a percent)	4.44%	(2.77%)
Reporting date spot rate	1.02	0.98
AUD
Financial instruments
Annual change (as a percent)	8.51%	(1.20%)
Reporting date spot rate	0.78	0.72
ZAR
Financial instruments
Annual change (as a percent)	11.30%	12.07%
Reporting date spot rate	0.08	0.07
GBP
Financial instruments
Annual change (as a percent)	9.53%	(16.76%)
Reporting date spot rate	1.35	1.23
SEK
Financial instruments
Annual change (as a percent)	10.94%	(7.87%)
Reporting date spot rate	0.12	0.11
DKK
Financial instruments
Annual change (as a percent)	13.85%	(3.35%)
Reporting date spot rate	0.16	0.14
NOK
Financial instruments
Annual change (as a percent)	5.31%	1.25%
Reporting date spot rate	0.12	0.12
CAD
Financial instruments
Annual change (as a percent)	7.19%	3.14%
Reporting date spot rate	0.80	0.74
NZD
Financial instruments
Annual change (as a percent)	2.74%	1.09%
Reporting date spot rate	0.71	0.69
JPY
Financial instruments
Annual change (as a percent)	3.90%	3.01%
Reporting date spot rate	0.01	0.01
ARS
Financial instruments
Annual change (as a percent)	(15.08%)	(18.36%)
Reporting date spot rate	0.05	0.06